Related party transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Amounts payable, related party transactions	$ 7,526
Key management personnel compensation, short-term employee benefits	143,284	37,700
Key management personnel compensation, stock-based compensation	$ 283,194	$ 41,163